Related Party Transactions - Additional Information (Details) $ in Millions				3 Months Ended		9 Months Ended			12 Months Ended
	Oct. 01, 2025 EUR (€)	May 30, 2025 shares	Oct. 10, 2023 shares	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 EUR (€)	Sep. 30, 2025 EUR (€) shares
Disclosure of transactions between related parties [line items]
Non-employee director cash compensation per year	€ 300,000
Right of use Assets				€ 221,514,000		€ 221,514,000			€ 179,762,000
Shares repurchased of ordinary shares | shares									3,927,344
Payment of tax receivable agreement liability						14,627,000
Ordinary Shares
Disclosure of transactions between related parties [line items]
Shares repurchased of ordinary shares | shares		3,927,344	5,648,465
Shares repurchased amount of ordinary shares									€ 176,400,000
MidCo
Disclosure of transactions between related parties [line items]
Payment of tax receivable agreement liability				0	€ 0	14,600,000	$ 17.3	€ 0
Ockenfels
Disclosure of transactions between related parties [line items]
Lease liability				2,700,000		2,700,000			900,000
Right of use Assets				500,000		500,000			800,000
Outstanding payables				1,800,000		1,800,000			1,800,000
Outstanding receivables				9,800,000		9,800,000			9,800,000
Restricted Share Units
Disclosure of transactions between related parties [line items]
Expenses recognized during period				100,000	100,000	300,000		300,000
Other related parties [member]
Disclosure of transactions between related parties [line items]
Lease liability				900,000		900,000			800,000
Right of use Assets				900,000		900,000			700,000
Sales				100,000	100,000	300,000		500,000
TRA liability				361,300,000		361,300,000			€ 356,800,000
Director compensation				100,000	200,000	300,000		400,000
Other related parties [member] | Maximum
Disclosure of transactions between related parties [line items]
Marketing expenses				0	0	100,000		100,000
Consulting fees and cost reimbursements				100,000	€ 100,000	200,000		€ 300,000
Value Retail Limited affiliated entities [Member]
Disclosure of transactions between related parties [line items]
Lease payments				500,000		1,100,000
Lease liability				8,100,000		8,100,000
Right of use Assets				€ 7,900,000		€ 7,900,000